Litigations - Contingencies assets (Details) R$ in Millions, $ in Millions					1 Months Ended				12 Months Ended
	Jan. 28, 2020 CAD ($)	Jan. 28, 2020 USD ($)	Dec. 03, 2019 USD ($)	Dec. 03, 2019 item	Nov. 30, 2019 BRL (R$)	Nov. 30, 2019 USD ($)	Sep. 30, 2019 USD ($)	Apr. 30, 2019 USD ($)	Dec. 31, 2019 CAD ($) USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2015 BRL (R$)	Dec. 31, 2015 USD ($)	Dec. 31, 2010
VBG
Contingent assets
Ownership interest in subsidiary (as a percent)													51.00%
Compulsory loan
Contingent assets
Judicial decision amount											R$ 524	$ 130,000,000
Amount requested for payment						$ 74,000,000
Damages sought | R$					R$ 297
ICMS included in PIS and COFINS tax base
Contingent assets
Number of judicial proceedings									2	2
Number of proceedings with definitive favorable decision									1	1
Arbitral award related to Simandou
Contingent assets
Judicial decision amount							$ 2,000,000,000	$ 1,200,000,000
Number of affiliates that filed new litigation proceedings | item				2
Damages sought			$ 1,850,000,000
Arbitral award related to Simandou | Minimum
Contingent assets
Judicial decision amount, including interest								$ 2,000,000,000
Canadian litigation matter
Contingent assets
Recognized contingent asset									$ 221	$ 170,000,000
Amount received	$ 189	$ 145,000,000